FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions - Securities lending [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 723	£ 1,320
Loans and advances to customers		197
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1,025	2,608
	1,748	4,125
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	715	1,314
Loans and advances to customers		197
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	731	2,469
	£ 1,446	£ 3,980